Commitments and Contingencies - Additional Information (Details) - USD ($) shares in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 07, 2022	Jun. 24, 2021
Product Liability Contingency [Line Items]
Royalty payments	$ 1,200,000	$ 4,600,000
Operating lease expiring term	leases facilities under noncancelable operating leases expiring through 2029	leases facilities under noncancelable operating leases expiring through 2027
Finance lease expiring term	certain equipment under a finance lease expiring in 2024.	certain equipment under a finance lease expiring in 2024.
Payments during the nine months ending December 31, 2024	$ 1,800,000
Payments in 2025	1,000,000
Payments in total thereafter through 2027	$ 2,000,000
Losses on inventory purchase commitments		$ 0	$ 2,700,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Increase in number of authorized shares					1.3
Letter Issued by General Corporation Law of State of Delaware For Shares Not Approved [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Increase in number of authorized shares				1.3